Defined Contribution Plan - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Employees	Dec. 31, 2017 BRL (R$) Employees	Dec. 31, 2016 BRL (R$) Employees	Dec. 31, 2015 BRL (R$)
Disclosure of defined benefit plans [line items]
Outstanding funds in contribution plan	$ 289	R$ 956	R$ 504	R$ 354
Contributions made	$ 214	R$ 707	R$ 331
Number of participants in contribution plan	52	52	53
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Contributions made	1.00%	1.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Contributions made	6.00%	6.00%